Revenues and other income - Associated with liabilities and performance obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues and other income
Revenues associated with contract liabilities at the beginning of the period	€ 87	€ 642	€ 157
Revenues associated with performance obligations totally or partially satisfied in previous years	€ 7	€ 1,087	€ 1